RELATED PARTY TRANSACTION - Summary of significant balances and transactions (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Expense		¥ 0	¥ 0	¥ 1,457
Beijing Youlian
Related Party Transactions [Line Items]
Expense	[1]	¥ 0	¥ 0	¥ 1,457

[1]	The Group recognized expense from receiving advertising service provided by Beijing Youlian.